Ordinary Share	12 Months Ended
Dec. 31, 2025
Ordinary Share [Abstract]
ORDINARY SHARE

NOTE 19 — ORDINARY SHARE

As of December 31, 2025 and 2024, the Company’s authorized share capital will be HKD1,000,000,000 divided into 4,000,000,000 ordinary shares with a HK$0.25 (equivalent to $0.03) par value per share. The issued and outstanding number of ordinary shares was 22,690,000 and 20,000,000 shares as of December 31, 2025 and 2024, respectively.

Initial Public Offering

On February 27, 2025, the ordinary shares of the Company began trading on NYSE American LLC under the ticker symbol “LUD”. On February 28, 2025, the Company consummated its Offering of 2,500,000 ordinary shares, par value HK$0.25 (equivalent to $0.03) per share, at a public offering price of $4.00 per share. The Offering was conducted on a firm commitment basis, after deducting certain underwriting expenses, the Company received net proceeds of US$8,915,989.

In connection with the IPO, the Company granted the underwriters the Over-Allotment Option to cover over-allotments, if any. On April 7, 2025, the underwriters partially exercised the Over-Allotment Option, and the Company issued and sold an additional 190,000 Ordinary Shares at the offering price of $4.00 per share, generating additional net proceeds of $696,792.